SUPPLEMENTAL FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016
Inventories
Raw materials	$ 185.0	$ 180.5
Work-in-progress	156.8	143.0
Finished goods	177.3	155.2
Inventories, net	$ 519.1	$ 478.7